RELATED PARTIES - Discloser of balances with related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Other receivables – shareholders	$ 983	$ 0
Trade payables – related companies and parties	95	81
Other payables – related companies and parties	$ 42	$ 64